Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000111140
Account Value [Line Items]
Account Value	$ 11,149	$ 11,000	$ 11,062	$ 10,470	$ 10,472	$ 10,261	$ 10,295	$ 10,463	$ 10,277	$ 10,297	$ 10,563	$ 10,757	$ 11,362	$ 11,667	$ 11,751	$ 11,693	$ 11,757	$ 11,785	$ 11,765	$ 11,731	$ 11,511	$ 11,285	$ 11,248	$ 11,001	$ 10,720	$ 10,468	$ 10,483	$ 10,419	$ 10,354	$ 10,492	$ 10,536	$ 10,433	$ 10,308	$ 10,253	$ 10,440	$ 10,312	$ 10,267	$ 10,097	$ 10,054	$ 10,064	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,613	11,491	11,506	10,980	10,976	10,752	10,724	10,839	10,622	10,627	10,853	11,076	11,766	12,192	12,266	12,068	12,086	12,334	12,276	12,118	11,921	11,497	11,530	11,075	10,674	10,377	10,465	10,409	10,346	10,518	10,576	10,448	10,294	10,191	10,524	10,285	10,150	9,974	9,932	9,986	10,000
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Account Value	$ 11,206	$ 11,054	$ 11,095	$ 10,515	$ 10,519	$ 10,299	$ 10,324	$ 10,462	$ 10,285	$ 10,272	$ 10,545	$ 10,751	$ 11,314	$ 11,607	$ 11,682	$ 11,633	$ 11,649	$ 11,694	$ 11,703	$ 11,688	$ 11,479	$ 11,251	$ 11,194	$ 10,972	$ 10,683	$ 10,419	$ 10,456	$ 10,399	$ 10,313	$ 10,470	$ 10,512	$ 10,431	$ 10,296	$ 10,251	$ 10,428	$ 10,311	$ 10,251	$ 10,085	$ 10,034	$ 10,039	$ 10,000